Debt, Revolver and Senior Notes (Details) - USD ($) $ / shares in Units, shares in Millions				1 Months Ended	12 Months Ended
		Oct. 29, 2014	Aug. 01, 2013	Aug. 31, 2014	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Jun. 10, 2016	May 09, 2016	Jan. 29, 2016	Dec. 17, 2013	Sep. 14, 2012
Debt Instrument, Redemption
Debt Instrument, Offering Date		Oct. 29, 2014
Line of Credit Facility
Available borrowing capacity						$ 900,000,000				$ 600,000,000
Maximum borrowing capacity										2,100,000,000
Senior Notes
Aggregate principal amount		$ 1,300,000,000
Proceeds from debt offering					$ 1,451,000,000	250,000,000	$ 1,300,000,000
Price per unit (dollars per unit)								$ 47.13
Repayments of long-term debt					251,000,000	0	$ 130,000,000
Total cost of assets under capital lease					11,000,000	9,000,000
Capital leases, accumulated amortization					2,000,000	2,000,000
Long-term Debt, Maturities, Repayments of Principal in Year Two					1,000,000
TLLP Revolving Credit Facility
Line of Credit Facility
Amount outstanding					$ 330,000,000	305,000,000
Maturity date					Jan. 29, 2021
Senior Notes
Line of Credit Facility, Remaining Borrowing Capacity					$ 270,000,000
Revolving Credit Facility
Line of Credit Facility
Collateral, Revolving Credit Facility					Our Revolving Credit Facility is non-recourse to Tesoro, except for TLGP, and is guaranteed by all of our consolidated subsidiaries, with the exception of Rendezvous Gas, and secured by substantially all of our assets.
Borrowing capacity, description					Borrowings are available under the Revolving Credit Facility up to the total loan availability of the facility.
5.500% Senior Notes Due 2019
Senior Notes
Senior Notes					$ 500,000,000	500,000,000
Collateral, Senior Notes					The 2019 Senior Notes are unsecured and guaranteed by all of our consolidated subsidiaries, with the exception of Rendezvous Gas and Tesoro Logistics Finance Corp., the co-issuer, and are non-recourse to Tesoro, except for TLGP, and contain customary terms, events of default and covenants for an issuance of non-investment grade securities.
5.875% Senior Notes due 2020
Senior Notes
Senior Notes	[1]				$ 470,000,000	470,000,000
Collateral, Senior Notes					The 2020 Senior Notes are unsecured and guaranteed by all of our subsidiaries, except Tesoro Logistics Finance Corp., the co-issuer, and any subsidiaries acquired with the Rockies Natural Gas Business Acquisition, and are non-recourse to Tesoro, except for TLGP, and contain customary terms, events of default and covenants for an issuance of non-investment grade securities.
Price per unit (dollars per unit)				$ 67.47
Repayments of long-term debt				$ 130,000,000
Accrued interest				4,000,000
Debt Instrument Premium Paid Above Par				7,000,000
Write off of unamortized debt issuance cost				$ 3,000,000
6.125% Senior Notes due 2021
Senior Notes
Senior Notes	[1]				$ 800,000,000	550,000,000
Collateral, Senior Notes					The 2021 Senior Notes are unsecured and guaranteed by all of our subsidiaries, except Tesoro Logistics Finance Corp., the co-issuer and any subsidiaries acquired with the Rockies Natural Gas Business Acquisition, and are non-recourse to Tesoro, except for TLGP, and contain customary terms, events of default and covenants for an issuance of non-investment grade securities.
6.250% Senior Notes Due 2022
Senior Notes
Senior Notes					$ 800,000,000	800,000,000
Collateral, Senior Notes					The 2022 Senior Notes are unsecured and guaranteed by all of our consolidated subsidiaries, with the exception of Rendezvous Gas and Tesoro Logistics Finance Corp., the co-issuer, and are non-recourse to Tesoro, except for TLGP, and contain customary terms, events of default and covenants for an issuance of non-investment grade securities.
Common
Senior Notes
Common units sold to the public (units)				2.1
Supplemental TLLP 2021 Notes
Senior Notes
Aggregate principal amount									$ 250,000,000
5.5% Senior Notes due 2019
Senior Notes
Aggregate principal amount		$ 500,000,000
Interest rate					5.50%
5.5% Senior Notes due 2019 | 5.500% Senior Notes Due 2019
Senior Notes
Maturity date		Oct. 15, 2019
5.875% Senior Notes due 2020
Senior Notes
Aggregate principal amount											$ 250,000,000	$ 350,000,000
Interest rate					5.875%
Maturity date					Oct. 01, 2020
Debt Instrument Issuance Premium Percentage					102.25%
Unamortized premium					$ 4,000,000	4,000,000
5.875% Senior Notes due 2020 | Debt Instrument, Redemption Period Two
Senior Notes
Debt Instrument Redemption Premium Percentage					2.938%
5.875% Senior Notes due 2020 | Debt Instrument, Redemption, Period Three
Senior Notes
Debt Instrument Redemption Premium Percentage					1.469%
6.125% Senior Notes due 2021
Senior Notes
Aggregate principal amount			$ 550,000,000
Interest rate					6.125%
Maturity date			Oct. 15, 2021
6.125% Senior Notes due 2021 | Debt Instrument, Redemption Period Two
Senior Notes
Debt Instrument Redemption Premium Percentage					4.594%
6.125% Senior Notes due 2021 | Debt Instrument, Redemption, Period Three
Senior Notes
Debt Instrument Redemption Premium Percentage					3.063%
6.125% Senior Notes due 2021 | Debt Instrument, Redemption Period Four
Senior Notes
Debt Instrument Redemption Premium Percentage					1.531%
6.250% Senior Notes Due 2022
Senior Notes
Aggregate principal amount		$ 800,000,000
Interest rate		6.25%
Maturity date		Oct. 15, 2022
Debt Instrument Redemption With Equity Proceeds					35.00%
6.250% Senior Notes Due 2022 | Debt Instrument, Redemption Period One
Senior Notes
Debt Instrument Redemption Premium Percentage					3.125%
6.250% Senior Notes Due 2022 | Debt Instrument, Redemption Period Two
Senior Notes
Debt Instrument Redemption Premium Percentage					1.563%
6.250% Senior Notes Due 2022 | Debt Instrument, Redemption, Period Three
Senior Notes
Redemption premium, percentage of face value		106.25%
6.375% Senior Notes due 2024
Senior Notes
Aggregate principal amount					$ 450,000,000
Interest rate					6.375%
Maturity date					May 01, 2024
Debt Instrument Redemption With Equity Proceeds					35.00%
Redemption premium, percentage of face value					106.375%
6.375% Senior Notes due 2024 | Debt Instrument, Redemption Period One
Senior Notes
Debt Instrument Redemption Premium Percentage					4.781%
6.375% Senior Notes due 2024 | Debt Instrument, Redemption Period Two
Senior Notes
Debt Instrument Redemption Premium Percentage					3.188%
6.375% Senior Notes due 2024 | Debt Instrument, Redemption, Period Three
Senior Notes
Debt Instrument Redemption Premium Percentage					1.594%
5.250% Senior Notes due 2025
Senior Notes
Aggregate principal amount					$ 750,000,000
Interest rate					5.25%
Maturity date					Jan. 15, 2025
Debt Instrument Redemption With Equity Proceeds					35.00%
Redemption premium, percentage of face value					105.25%
5.250% Senior Notes due 2025 | Debt Instrument, Redemption Period One
Senior Notes
Debt Instrument Redemption Premium Percentage					2.625%
5.250% Senior Notes due 2025 | Debt Instrument, Redemption Period Two
Senior Notes
Debt Instrument Redemption Premium Percentage					1.313%
Dropdown Credit Facility
Line of Credit Facility
Maximum borrowing capacity										$ 1,000,000,000
Amount outstanding					$ 0	0
Revolving Credit Facility Three
Line of Credit Facility
Available borrowing capacity					$ 1,600,000,000
Senior Notes
Line Of Credit Facility, Remaining Borrowing Capacity Percentage					45.00%
Debt, Weighted Average Interest Rate					2.76%
Unsecured Term Loan Facility
Senior Notes
Term Loan Facility					$ 0	$ 250,000,000

[1]	Unamortized premiums of $4 million associated with these senior notes are included in unamortized issuance costs at both December 31, 2016 and 2015.